Other liabilities - Summary Of Other Noncurrent Liabilities (Parenthetical) (Details) - Nonrelated Party [Member] - Drillform [Member] - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Contingent consideration	$ 3.7	$ 3.7
HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Contingent consideration		$ 3.7	$ 2.0